Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets	Property and equipment, net, are stated at cost less accumulated depreciation and impairment, if any. The straight-line method is used to compute depreciation over the estimated useful lives of the assets, as follows:
Useful life
Leasehold improvements	The shorter of remaining lease terms or the estimated useful lives
Automobiles	5 years
Equipment and office furniture	1-5 years
Building	31 or 50 years
Office building related facility, machinery and equipment	1-5 years

Schedule of Amortization is Computed Using the Straight-Line Method	Amortization is computed using the straight-line method over the following estimated useful lives:
Useful life
Customer contracts	10 years
Customer relationship	5 – 10 years
Software	3 – 10 years

Schedule of Consolidated Balance Sheet	The cumulative effect of the changes made to the Group’s consolidated balance sheet as of July 1, 2022 for the adoption of ASU 2016-02 is as follows:
	Balance as of	Adjustments due to	Balance as of
	June 30,	the adoption of	July 1,
	2022	ASU 2016-02	2022
	US$	US$	US$

Assets:
Prepayments and other current assets	4,215,414	(1,000)	4,214,414
Operating lease ROU assets	-	1,607,044	1,607,044
Liabilities:
Operating lease liabilities (current)	-	928,675	928,675
Operating lease liabilities (non-current)	-	710,602	710,602
Accrued expenses and other liabilities	352,402	(33,233)	319,169
			Effect of the
			adoption of
			ASU 2016-02
	As reported	Legacy GAAP	Higher/(lower)
	US$	US$	US$

Assets:
Operating lease ROU assets	815,324	-	815,324
Liabilities:
Operating lease liabilities (current)	712,302	-	712,302
Operating lease liabilities (non-current)	104,114	-	104,114
Accrued expenses and other liabilities	324,021	325,113	(1,092)